Short term investments - (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($)
Investment [Line Items]
Short term investments (note 4)	$ 7,833,000	$ 0
Loss on change in fair value	$ 78,000
Investments, average term of contract | year	1.4
Weighted average
Investment [Line Items]
Investment interest rate	1.37%
Canadian Imperial Bank of Commerce
Investment [Line Items]
Short term investments (note 4)		0
Canadian Imperial Bank of Commerce | 1.22% Canadian Government Bonds
Investment [Line Items]
Short term investments (note 4)	$ 3,887,000
Notional amount	$ 3,945,000,000
Investment interest rate	1.22%
Royal Bank of Canada
Investment [Line Items]
Short term investments (note 4)		$ 0
Royal Bank of Canada | 1.49% Bank of Nova Scotia Treasury Note
Investment [Line Items]
Short term investments (note 4)	$ 3,945,000
Notional amount	$ 3,985,000,000
Investment interest rate	1.49%